Equity-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 15, 2023 $ / shares shares	Jun. 25, 2021 $ / shares shares	May 31, 2022	Sep. 30, 2023 USD ($) Employee $ / shares shares	Mar. 31, 2023 Employee	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 14, 2023 $ / shares shares	Jun. 14, 2023 shares	Jan. 01, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options exercised | $									$ 800	$ 7,400	$ 0
Number of warrants issued											1,184,834
Class of warrants or rights exercise price per share | $ / shares											$ 8.44
Warrants vesting percentage on grant date											25.00%
Warrants vesting percentage after one year from grant date											25.00%
Warrants and rights outstanding, term									7 years		10 years
Number of warrants exchanged new issue		79,613
Warrants exchanged exercise price | $ / shares		$ 126
Unrecognized equity-based compensation expense | $				$ 37,400			$ 37,400		$ 41,500
Weighted-average remaining period							2 years 7 months 28 days		2 years 7 months 20 days
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $								$ 308	$ 308	$ 3,154
Number of terminated employees stock awards modified | Employee				25	100
Weighted average exercise price per option | $ / shares									$ 69	$ 159.5
Common stock, par value | $ / shares				$ 0.0001			$ 0.0001		0.0001	0.0001
Consecutive trading days							30 days
Vesting percentage exercisable of the first four anniversaries	25.00%
Class A Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest based on continued service	159,222
Vesting Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price | $ / shares		600
Vesting Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price | $ / shares		650
Vesting Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price | $ / shares		700
Vesting Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price | $ / shares		$ 750
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reduction in equity-based compensation cost recognized | $				$ 0			$ 1,000
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock at a price equal			85.00%
Common stock issued							19,637
Average price per share | $ / shares							$ 23
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									4 years
Fair value of RSU, vested | $				$ 100		$ 700	$ 7,700	$ 2,200	$ 2,200	$ 0
Vested							225,062		17,134
Unvested				281,062			281,062		63,184	11,474
RSUs [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									1 year
Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price per option | $ / shares				$ 22			$ 22
Number of options exercisable				0			0
Option vest based on performance	318,443
Performance Vesting Options [Member] | Vesting Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,611
Share Price | $ / shares	$ 50
Performance Vesting Options [Member] | Vesting Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,611
Share Price | $ / shares	$ 75
Performance Vesting Options [Member] | Vesting Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,611
Share Price | $ / shares	$ 100
Performance Vesting Options [Member] | Vesting Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options vested	79,610
Share Price | $ / shares	$ 125
Amended Underwater Options [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized equity-based compensation expense | $				$ 1,500			$ 1,500
Weighted-average remaining period							1 year 7 months 6 days
Stock-based compensation expense | $				$ 1,600			$ 1,600
Vested				225,174			225,174
Exercise price | $ / shares												$ 17.35
Unvested				276,341			276,341
Equity instruments other than options issued minimum threshold exercise price to consider repricing | $ / shares									$ 50
Amended Underwater Options outstanding												531,515
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable									59,710
Warrants will be recognized over the requisite service period									4 years 3 months
2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant				14,805,017			14,805,017		14,822,267
Maximum percentage of annual increase in shares available for issuance of awards									5.00%
Fair value of awards vested | $									$ 14,400	$ 5,300	$ 3,900
Payment, fair value of tax withholding and remitted taxes share-based payment arrangement | $							$ 2,200
Number of options exercisable				424,504			424,504		435,120
Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant													477,665
Inducement Plan [Member] | Class A Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant	477,665
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									4 years
Minimum [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									5 years
Maximum [Member] | Amended Underwater Options [member] | Board of Directors, CEO and Executive Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options threshold exercise price to excluded from repricing | $ / shares							$ 50
Maximum [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation number of shares available for grant		30,442,594												15,608,106
Maximum [Member] | 2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period									5 years